Mineral, Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Mineral, Property, Plant and Equipment	Mineral Properties, Plant and Equipment

	Buildings	Mining Equipment	Mineral Properties(1)	Projects in Progress	Equipment & Other Assets	Deposit on Projects	Mine Closure Costs	Right-of-Use Assets	Total
Cost:
Balance, December 31, 2022	$22,038	$194,455	$553,687	$111,821	$19,262	$39,274	$14,188	$28,449	$983,174
Additions	2,672	47,846	98,046	217,988	3,207	107,226	—	20,019	497,004
Capitalized borrowing costs	—	—	—	16,983	—	—	—	—	16,983
Change in estimates	—	—	—	—	—	—	3,119	—	3,119
Disposals	—	(2,844)	(746)	(41)	(58)	(56)	—	(1,831)	(5,576)
Transfers	10,405	28,566	898	57,669	2,639	(100,177)	—	—	—
Foreign exchange	2,131	17,466	45,923	15,237	1,563	3,275	1,202	2,692	89,489
Balance, December 31, 2023	37,246	285,489	697,808	419,657	26,613	49,542	18,509	49,329	1,584,193
Additions(2)	3,888	53,331	82,063	145,333	3,986	25,991	—	18,012	332,604
Capitalized borrowing costs	—	—	—	36,467	—	—	—	—	36,467
Change in estimates	—	—	—	—	—	—	7,890	—	7,890
Disposals	—	(3,160)	(940)	(5)	(253)	—	—	(4,450)	(8,808)
Transfers (Note 8)	4,705	32,316	30,585	(2,158)	2,929	(55,906)	—	(789)	11,682
Foreign exchange	(9,246)	(73,032)	(165,758)	(98,273)	(6,303)	(6,927)	(5,063)	(12,107)	(376,709)
Balance, December 31, 2024	$36,593	$294,944	$643,758	$501,021	$26,972	$12,700	$21,336	$49,995	$1,587,319

Accumulated depreciation:
Balance, December 31, 2022	$(5,047)	$(42,310)	$(150,559)	$—	$(6,990)	$—	$(5,227)	$(17,767)	$(227,900)
Depreciation expense	(1,497)	(24,209)	(47,717)	—	(1,877)	—	(662)	(12,565)	$(88,527)
Disposals	—	1,613	—	—	52	—	—	1,372	$3,037
Foreign exchange	(440)	(4,011)	(11,663)	—	(553)	—	(427)	(1,711)	$(18,805)
Balance, December 31, 2023	(6,984)	(68,917)	(209,939)	—	(9,368)	—	(6,316)	(30,671)	(332,195)
Depreciation expense	(2,022)	(25,707)	(41,025)	—	(2,001)	—	(732)	(14,069)	(85,556)
Disposals	—	2,950	—	—	62	—	—	3,537	6,549
Foreign exchange	1,787	17,999	51,053	36	2,097	—	1,474	7,931	82,377
Balance, December 31, 2024	$(7,219)	$(73,675)	$(199,911)	$36	$(9,210)	$—	$(5,574)	$(33,272)	$(328,825)

Net book value, December 31, 2023	$30,262	$216,572	$487,869	$419,657	$17,245	$49,542	$12,193	$18,658	$1,251,998
Net book value, December 31, 2024	$29,374	$221,269	$443,847	$501,057	$17,762	$12,700	$15,762	$16,723	$1,258,494
(1) Mineral properties include $57.9 million (2023 - $72.4 million) of costs on expansion of near-mine resource potential which are not currently being depreciated.
(2) Additions to projects in progress was net of $10.1 million in value added taxes that were transferred to other receivables during the year ended December 31, 2024 as a result of the completion of a recoverability assessment.